Related party transactions - Narrative (Details) - USD ($)	Jun. 30, 2026	Jun. 30, 2025
Disclosure of transactions between related parties [line items]
Percentage of shares outstanding	26.00%
Paid amount	$ 1,677,373	$ 668,702
Lifezone Metals
Disclosure of transactions between related parties [line items]
Paid amount	$ 55,000	$ 46,750